ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of trade and other payables [abstract]
Trade payables	$ 2,084,152	$ 2,006,918
Accrued liabilities	879,378	439,346
Flow-through share subscribers' income tax	397,382	427,000
Part XII.6 tax payable	10,825	93,000
Total accounts payable and accrued liabilities	$ 3,371,737	$ 2,966,264